Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: July 10, 2025

Payment Date	7/15/2025
Collection Period Start	6/1/2025
Collection Period End	6/30/2025
Interest Period Start	6/16/2025
Interest Period End	7/14/2025

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$243,782,544.88	$28,321,121.88	$215,461,423.00	0.341028	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$460,892,544.88	$28,321,121.88	$432,571,423.00

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$499,007,761.89	$468,330,447.68	0.226612
YSOC Amount	$33,367,432.72	$31,011,240.39
Adjusted Pool Balance	$465,640,329.17	$437,319,207.29
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.95385%	ACT/360	$—
Class A-3 Notes	$243,782,544.88	3.66000%	30/360	$743,536.76
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$460,892,544.88			$1,462,925.01

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$499,007,761.89	$468,330,447.68
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$465,640,329.17	$437,319,207.29
Number of Receivables Outstanding	48,860	47,477
Weighted Average Contract Rate	3.58%	3.58%
Weighted Average Remaining Term (months)	27.0	26.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,486,405.55
Principal Collections	$30,406,572.95
Liquidation Proceeds	$260,275.80
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,153,254.30
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,153,254.30

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$415,839.80	$415,839.80	$—	$—	$31,737,414.50
Interest - Class A-1 Notes	$—	$—	$—	$—	$31,737,414.50
Interest - Class A-2a Notes	$—	$—	$—	$—	$31,737,414.50
Interest - Class A-2b Notes	$—	$—	$—	$—	$31,737,414.50
Interest - Class A-3 Notes	$743,536.76	$743,536.76	$—	$—	$30,993,877.74
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$30,501,539.49
First Allocation of Principal	$—	$—	$—	$—	$30,501,539.49
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$30,433,931.16
Second Allocation of Principal	$—	$—	$—	$—	$30,433,931.16
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$30,359,989.49
Third Allocation of Principal	$4,573,337.59	$4,573,337.59	$—	$—	$25,786,651.90
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$25,701,151.90
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$6,701,151.90
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,701,151.90
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$1,953,367.61
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,953,367.61
Remaining Funds to Certificates	$1,953,367.61	$1,953,367.61	$—	$—	$—
Total	$32,153,254.30	$32,153,254.30	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$33,367,432.72
Increase/(Decrease)	$(2,356,192.33)
Ending YSOC Amount	$31,011,240.39

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$465,640,329.17	$437,319,207.29
Note Balance	$460,892,544.88	$432,571,423.00
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	25	$270,741.26
Liquidation Proceeds of Defaulted Receivables[2]	0.06%	225	$260,275.80
Monthly Net Losses (Liquidation Proceeds)			$10,465.46
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.12)%
Second Preceding Collection Period			0.41%
Preceding Collection Period			0.09%
Current Collection Period			0.03%
Four-Month Average Net Loss Ratio			0.10%
Cumulative Net Losses for All Periods			$5,972,377.22
Cumulative Net Loss Ratio			0.29%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.48%	166	$2,228,611.29
60-89 Days Delinquent	0.23%	68	$1,062,567.52
90-119 Days Delinquent	0.07%	21	$348,390.76
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.78%	255	$3,639,569.57

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$146,454.34
Total Repossessed Inventory		17	$302,437.93

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		89	$1,410,958.28
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.26%
Preceding Collection Period			0.29%
Current Collection Period			0.30%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.61	0.13%	42	0.09%